The Business (Details Narrative) - USD ($)		6 Months Ended	12 Months Ended
	Aug. 02, 2019	Oct. 31, 2020	Apr. 30, 2020	May 15, 2019
Percentage of TimeFire's outstanding share capital acquired in Share Exchange Agreement				83.33%
Total value of stock issued under Share Exchange Agreement				$ 117,754
Reverse stock split	1:1,200
Common Stock issued
Stock issued in Share Exchange Agreement		196,667	196,667
Series A Preferred Stock issued
Stock issued in Share Exchange Agreement		2,169,068	2,169,068
Series B Preferred Stock issued
Stock issued in Share Exchange Agreement		4,212,645	4,212,645